Current Assets - Trade and Other Receivables, Net	12 Months Ended
Dec. 31, 2025
Current Assets - Trade and Other Receivables, Net [Abstract]
Current assets - trade and other receivables, net

Note 12. Current assets - trade and other receivables, net

	Consolidated
	As of December 31,	As of December 31,
	2025	2024
	$	$

Trade receivables	58,176	752,584
Other receivables	289,874	196,641

	348,050	949,225

Accounting policy for trade and other receivables

Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less any allowance for expected credit losses. Trade receivables are generally due for settlement within 30 days.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables. To measure expected credit losses on a collective basis, trade receivables are grouped based on similar credit risk and aging. Based on the Company’s measurement the allowance for expected credit losses or overdue balances was found immaterial and was not accounted for in the financial statements.

Other receivables are recognised at amortised cost, less any allowance for expected credit losses.